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[NEW YORK LIFE LOGO]                     New York Life Insurance Company
                                         51 Madison Avenue
The Company You Keep                     New York, NY 10010
                                         Bus: 212-576-8190
                                         Fax: 212-447-4268
                                         E-Mail: william_j_evers@newyorklife.com
                                         www.newyorklife.com

                                         William J. Evers
                                         Associate Counsel

VIA EDGAR

May 1, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Universal Life Separate Account - I
     File No. 033-64410

Commissioners:

     On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(b) would not have differed from that filed on April 11, 2003 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 11, 2003.

     If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8190.


                                        Very truly yours,

                                        /s/ William J. Evers

                                        William J. Evers





                                        NYLIFE for Financial Products & Services